Variable Interest Entities	12 Months Ended
Dec. 31, 2022
Variable Interest Entity, Primary Beneficiary, Does Not Hold Majority Voting Interest, Disclosures [Abstract]
Variable Interest Entities
Note 9. Variable Interest Entities
We evaluate our investments and transactions to identify variable interest entities for which we are the primary beneficiary. We hold a variable interest in the following joint ventures for which we are the primary beneficiary:
•Pacific Iron Products Sdn Bhd is our 50%-owned joint venture with Coogee Chemicals that manufactures products for Venator. It was determined that the activities that most significantly impact its economic performance are raw material supply, manufacturing and sales. In this joint venture we supply all the raw materials through a fixed cost supply contract, operate the manufacturing facility and market the products of the joint venture to customers. Through a fixed price raw materials supply contract with the joint venture we are exposed to the risk related to the fluctuation of raw material pricing. As a result, we concluded that we are the primary beneficiary.
•Viance is our 50%-owned joint venture with Lanxess. Viance markets timber treatment products for Venator. We have determined that the activity that most significantly impacts Viance’s economic performance is manufacturing. The joint venture sources all of its products through a contract manufacturing arrangement at our Harrisburg, North Carolina facility and we bear a disproportionate amount of working capital risk of loss due to the supply arrangement whereby we control manufacturing on Viance’s behalf. As a result, we concluded that we are the primary beneficiary.

Creditors of these entities have no recourse to Venator’s general credit. As the primary beneficiary of these variable interest entities, the joint ventures’ assets, liabilities and results of operations are included in Venator’s consolidated financial statements.
The revenues, income before income taxes and net cash provided by operating activities for our variable interest entities are as follows:

	Year ended December 31,
	2022	2021	2020
Revenues	$128	$92	$104
Income before income taxes	14	6	15
Net cash provided by operating activities	18	11	16